UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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             New York, NY 10022
           --------------------------------------------------

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Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:       Managing Partner
           --------------------------------------------------
Phone:       212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt         New York, NY                  5/15/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $506,547
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                                                                                 VOTING AUTHORITY
           NAME OF                 TITLE                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER
            ISSUER                OF CLASS      CUSIP   (X $1000)   PRN AMT  PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH CO             CL A      002896207 11,660,000   200,000  SH            SOLE               200,000
AIR PRODS & CHEMS INC               COM      009158106  7,391,000   110,000  SH            SOLE               110,000
AMERICAN INTL GROUP INC             COM      026874107 26,436,000   400,000  SH            SOLE               400,000
APACHE CORP                         COM      037411105  6,551,000   100,000  SH            SOLE               100,000
BALL CORP                           COM      058498106  4,028,000    91,900  SH            SOLE                91,900
BARRICK GOLD CORP                   COM      067901108 12,258,000   450,000  SH            SOLE               450,000
CMS ENERGY CORP                     COM      125896100  7,058,000   545,000  SH            SOLE               545,000
CAREMARK RX INC                     COM      141705103  7,869,000   160,000  SH            SOLE               160,000
CHENIERE ENERGY INC               COM NEW    16411R208  8,520,000   210,000  SH            SOLE               210,000
CHUBB CORP                          COM      171232101 28,718,000   300,900  SH            SOLE               300,900
CITIGROUP INC                       COM      172967101 23,615,000   500,000  SH            SOLE               500,000
COMMUNITY HEALTH SYS INC NEW        COM      203668108  9,038,000   250,000  SH            SOLE               250,000
COUNTRYWIDE FINANCIAL CORP          COM      222372104  9,175,000   250,000  SH            SOLE               250,000
DYNEGY INC NEW                     CL A      26816Q101  5,760,000 1,200,000  SH            SOLE             1,200,000
EMBRAER EMPRESSA BRASILEIRA   SP ADR PFD SHS 29081M102 11,976,000   325,000  SH            SOLE               325,000
EMERSON ELECTRIC CO                 COM      291011104  6,690,000    80,000  SH            SOLE                80,000
EXXON MOBIL CORP                    COM      30231G102 22,214,000   365,000  SH            SOLE               365,000
F M C CORP                        COM NEW    302491303  5,888,000    95,000  SH            SOLE                95,000
FOREST OIL CORP                COM PAR $0.01 346091705  9,295,000   250,000  SH            SOLE               250,000
GANNETT INC                         COM      364730101 13,482,000   225,000  SH            SOLE               225,000
GAP INC DEL                         COM      364760108 11,208,000   600,000  SH            SOLE               600,000
GREAT ATLANTIC & PAC TEA INC        COM      390064103  6,986,000   200,000  SH            SOLE               200,000
HARTFORD FIN SVCS GROUP INC         COM      416515104  8,055,000   100,000  SH            SOLE               100,000
HUMANA INC                          PUT      444859952    273,000     1,000  SH            SOLE                 1,000
ILLINOIS TOOL WKS INC               COM      452308109 14,447,000   150,000  SH            SOLE               150,000
LEGG MASON INC                      COM      524901105 15,767,000   125,800  SH            SOLE               125,800
MACQUARIE INFRASTRUCTURE CO     SH BEN INT   55607X108 13,000,000   400,000  SH            SOLE               400,000
MARINER ENERGY INC                  COM      56845T305  9,875,000   481,489  SH            SOLE               481,489
MELLON FIN CORP                     COM      58551A108 17,800,000   500,000  SH            SOLE               500,000
MORGAN STANLEY                    COM NEW    617446448 18,846,000   300,000  SH            SOLE               300,000
OXFORD INDS INC                     COM      691497309 10,737,000   210,000  SH            SOLE               210,000
PATHMARK STORES INC NEW             COM      70322A101  5,893,000   563,424  SH            SOLE               563,424
STATE STR CORP                      COM      857477103  6,043,000   100,000  SH            SOLE               100,000
TXU CORP                            COM      873168108 17,904,000   400,000  SH            SOLE               400,000
TEMPLE INLAND INC                   COM      879868107 17,820,000   400,000  SH            SOLE               400,000
TOTAL S A                      SPONSORED ADR 89151E109  6,587,000    50,000  SH            SOLE                50,000
UNITED STATES STL CORP NEW          COM      912909108 15,170,000   250,000  SH            SOLE               250,000
UNITEDHEALTH GROUP INC              COM      91324P102 20,948,000   375,000  SH            SOLE               375,000
WELLPOINT INC                       COM      94973V107 10,840,000   140,000  SH            SOLE               140,000
ACCENTURE LTD BERMUDA              CL A      G1150G111  9,773,000   325,000  SH            SOLE               325,000
PLATINUM UNDERWRITERS HLDGS L       COM      G7127P100  8,893,000   305,600  SH            SOLE               305,600
UBS AG                          NAMEN AKET   H8920M855 22,060,000   200,600  SH            SOLE               200,600
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